Other Assets (Details) - Schedule of Allowance for Credit Loss	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Allowance for Credit Loss [Abstract]
As of January 1
Provision for credit losses	74,133,669
Charge-offs	(12,744,502)
Recoveries
As of December 31	$ 61,389,167